UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28- 7320


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian                Williamsville, New York            5/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              40

Form 13F Information Table Value Total:  $107,603,095.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
IBM                              COMMON         459200101 8,124,831   38,940 X                   NONE        x      0    0
CHEVRON                          COMMON         166764100 5,798,346   54,084 X                   NONE        x      0    0
VANGUARD EMERGING MARKETS VIPERS COMMON         922042858 4,999,919  115,020 X                   NONE        x      0    0
PFIZER                           COMMON         717081103 4,760,554  210,179 X                   NONE        x      0    0
APPLE                            COMMON         37833100  4,715,461    7,865 X                   NONE        x      0    0
UNITED TECHNOLOGIES              COMMON         913017109 4,364,718   52,625 X                   NONE        x      0    0
INTEL CORP                       COMMON         458140100 3,974,284  141,333 X                   NONE        x      0    0
AFLAC INC                        COMMON         1055102   3,770,030   81,975 X                   NONE        x      0    0
JOHNSON & JOHNSON                COMMON         478160104 3,604,714   54,650 X                   NONE        x      0    0
SCHLUMBERGER                     COMMON         806857108 3,520,136   50,338 X                   NONE        x      0    0
PEPSICO INC                      COMMON         713448108 3,486,228   52,543 X                   NONE        x      0    0
GENERAL ELECTRIC CO.             COMMON         369604103 3,478,251  173,306 X                   NONE        x      0    0
J P MORGAN CHASE                 COMMON         46625H100 3,255,157   71,260 X                   NONE        x      0    0
PROCTOR & GAMBLE                 COMMON         742718109 3,086,619   45,925 X                   NONE        x      0    0
TEVA                             COMMON         881624209 3,053,942   67,775 X                   NONE        x      0    0
MC CORMICK                       COMMON         579780206 2,807,227   51,575 X                   NONE        x      0    0
EXXON CORP                       COMMON         302290101 2,798,257   32,264 X                   NONE        x      0    0
CSX                              COMMON         126408103 2,755,636  128,050 X                   NONE        x      0    0
NUCOR                            COMMON         670346105 2,608,139   60,725 X                   NONE        x      0    0
HOME DEPOT                       COMMON         437076102 2,598,512   51,650 X                   NONE        x      0    0
ILLINOIS TOOL WORKS              COMMON         452308109 2,591,249   45,365 X                   NONE        x      0    0
MICROSOFT                        COMMON         594918104 2,494,859   77,336 X                   NONE        x      0    0
XBI                              COMMON         78463X301 2,335,352   29,025 X                   NONE        x      0    0
SOVRAN SELF STORAGE              COMMON         78462F103 2,302,343   46,625 X                   NONE        x      0    0
SUNCOR                           COMMON         867224107 2,216,243   67,775 X                   NONE        x      0    0
VISA                             COMMON         92826C839 2,175,330   18,435 X                   NONE        x      0    0
GOLDMAN SACHS                    COMMON         38141G104 2,148,492   17,275 X                   NONE        x      0    0
CISCO                            COMMON         17275R102 2,023,272   95,663 X                   NONE        x      0    0
STRYKER                          COMMON         863667101 1,883,546   33,950 X                   NONE        x      0    0
SPIDER GOLD TR                   COMMON         78463V107 1,580,670    9,750 X                   NONE        x      0    0
PAYCHEX                          COMMON         704326107 1,454,981   46,950 X                   NONE        x      0    0
COCA COLA CO.                    COMMON         191216100 1,280,373   17,300 X                   NONE        x      0    0
PRAXAIR                          COMMON         74005P104 1,152,132   10,050 X                   NONE        x      0    0
VAW                              COMMON         92204A801 1,009,539   12,280 X                   NONE        x      0    0
DU PONT E I DE NEMOURS           COMMON         263534109   814,660   15,400 X                   NONE        x      0    0
SPDR S&P EMERGING ASIA PACIFIC   COMMON         78463X301   717,401    9,675 X                   NONE        x      0    0
AT&T                             COMMON         00206R102   687,279   22,007 X                   NONE        x      0    0
3M                               COMMON         88579Y101   463,892    5,200 X                   NONE        x      0    0
ENCANA                           COMMON         292505104   373,350   19,000 X                   NONE        x      0    0
BRISTOL MYERS                    COMMON         110122108   337,174   10,092 X                   NONE        x      0    0


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